Related Parties Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Parties Transactions (Details) [Line Items]
Performed services sub-contractor	$ 3,200	$ 3,100	$ 3,400
Due from its transactions with Asseco	17,000	1,898,000
Trade receivables balances due from related parties	852,000	1,228,000
Back office services amount	160,000	138,000	177,000
Sapiens [Member]
Related Parties Transactions (Details) [Line Items]
Services obtained from Asseco	197,000	521,000	676,000
Fees paid for board services in affiliates	26,700	29,600	25,300
Matrix [Member]
Related Parties Transactions (Details) [Line Items]
Fees paid for board services in affiliates	$ 36,700	$ 31,400	$ 29,900